Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ 15,350	$ 16,880
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic	69,789,717	69,262,381
Net loss per Ordinary share, basic	$ 0.22	$ 0.24